Debt (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt
Total debt	$ 2,237,723,000	$ 2,659,380,000	$ 2,372,289,000
Less current portion	(12,316,000)	(12,282,000)	(14,590,000)
Total long-term debt	2,225,407,000	2,647,098,000	2,357,699,000
Amount of certain fees paid by the entity		18,500,000
Aggregate amount of minimum payments required on long-term debt and capital lease obligations
2013		12,282,000
2014		12,284,000
2015		12,001,000
2016		137,394,000
2017		461,971,000
Thereafter		2,041,980,000
Total		2,677,912,000
Senior unsecured notes due 2019
Debt
Total debt		950,000,000	950,000,000
Senior unsecured notes purchased by Holding
Debt
Total debt		(15,000,000)
Senior PIK Toggle Notes due 2017
Debt
Total debt		437,175,000
Senior secured term loan due 2018
Debt
Total debt	1,301,475,000	1,160,609,000	1,421,101,000
Interest rate (as a percent)	4.00%	5.25%	5.25%
ABL Facility
Debt
Total debt		125,000,000
Notes due at various dates from 2013 to 2022
Debt
Total debt	861,000	1,149,000	590,000
Interest rate, minimum (as a percent)	6.00%	6.00%
Interest rate, maximum (as a percent)	10.00%	10.00%
Capital lease obligations due at various dates from 2013 to 2018
Debt
Total debt	$ 387,000	$ 447,000	$ 598,000